SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - ARS ($) $ in Millions	Apr. 20, 2021	Apr. 01, 2021
Subsequent Event [Abstract]
Increase in legal reserve	$ 186
Reserve for capital expenditures, acquisition of treasury shares and dividends	$ 31,709
Transitory rate increase		58.60%